Stock-Based Compensation (Details) - Schedule of Stock Options Expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 690	$ 1,304	$ 1,582	$ 2,647
Cost of Revenue [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	44	46	88	96
Research and Development [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	218	309	441	631
Sales and Marketing [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	241	278	490	570
General and Administrative [Member]
Schedule of Stock Options Expenses [Line Items]
Total stock-based compensation -Stock Options	$ 187	$ 671	$ 563	$ 1,350